Net revenue from services (Tables)	12 Months Ended
Dec. 31, 2024
Revenue From Services [Abstract]
Summary of revenue from services

	2024	2023	2022

Revenue from management fees	303,242	252,885	223,485
Revenue from incentive fees	13,788	4,051	6,070
Revenue from performance fees (a)	62,690	74,712	30,350
Fund fees	379,720	331,648	259,905
Revenue from advisory and other ancillary fees	10,926	2,742	4,156
Total gross revenue from services	390,646	334,390	264,061
Rebate fees (b)	(9,321)	—	—
Taxes on revenue	(7,121)	(6,773)	(5,184)
Net revenue from services	374,204	327,617	258,877
The following is the breakdown of revenue by region (b):
Brazil	63,574	50,177	40,165
British Virgin Islands	—	23	3,122
Cayman Islands	202,710	215,296	160,226
Chile	51,058	53,032	52,074
Colombia	14,674	1,993	—
Uruguay	2,896	2,215	—
United Kingdom	35,974	713	—
United States of America	3,318	4,168	3,290
Net revenue from services	374,204	327,617	258,877

(a)Performance fees are primarily generated when the return of the investment funds surpasses the performance hurdle set out in the related charters. For the year ended December 31, 2024, an amount of US$ 59.7 million was recognized as performance fees from Patria Infrastructure Fund III. US$2.9 million performance fees were raised in terms of IFRS 15- Revenue from contracts with customers. For December 31, 2023, the Group recognized US$ 57.8 million from Patria Infrastructure Fund III and US$ 15.5 million from PE V relating to the Lavoro transaction.
(b)In prior financial periods, rebate fees were presented as general and administrative expenses. The rebate fees for December 31, 2023, and December 31, 2022, were US$ 6.5 million and US$ 3.9 million respectively.
(c)Disclosure of revenue by geographic location is based on the registered domicile of the manager receiving fees. The investment funds managed by the Group attract and retain many global investors that represent the Group’s portfolio of clients. None of the Group’s individual clients represents more than 10% of the total revenues for the periods presented.